UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22759

SharesPost 100 Fund

(Exact name of registrant as specified in charter)

1370 Willow Road, Menlo Park, CA 94025
(Address of principal executive offices)             (Zip code)

Sven Weber

SP Investments Management, LLC

1370 Willow Road, Menlo Park, CA 94025

(Name and address of agent for service)

Copy to:

Daniel DeWolf

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

666 Third Avenue

New York, NY 10017

Registrant's telephone number, including area code: (800) 834-8707

Date of fiscal year end: December 31

Date of reporting period: July 1, 2013 – June 30, 2014

Item 1. Proxy Voting Record

This Form N-PX is filed by SharesPost 100 Fund. During the reporting period ended June 30, 2014 the Fund did not hold any voting securities requiring a proxy vote and accordingly the Fund has no proxy voting record to report in this filing.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SharesPost 100 Fund

By (Signature and Title) /s/ Sven Weber________________________

                                           Sven Weber, President, SharesPost 100 Fund

Date: August 5, 2014